UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2013

Money Market Fund
As of 6-30-13 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper 63.2%			$241,739,738

(Cost $241,739,738)

Abbott Laboratories
07/02/13	0.060	$16,000,000	15,999,973
Anheuser-Busch InBev Worldwide, Inc.
09/27/13 to 10/25/13	0.260 to 0.260	17,500,000	17,487,867
Bank of Tokyo Mitsubishi UFJ, Ltd.
07/05/13	0.120	18,000,000	17,999,760
BASF SE
03/27/14	0.300	6,000,000	5,986,550
BNP Paribas Canada
07/02/13	0.140	18,000,000	17,999,930
CAFCO LLC
07/19/13	0.160	18,000,000	17,998,560
Chariot Funding LLC
07/24/13	0.270	3,000,000	2,999,483
Deutsche Bank Financial LLC
08/02/13 to 11/29/13	0.540 to 0.600	18,000,000	17,971,647
Electricite de France SA
01/10/14 to 01/15/14	0.420 to 0.800	15,000,000	14,944,030
Govco LLC
07/23/13	0.150	12,000,000	11,998,900
Henkel of America, Inc.
08/07/13	0.130	14,000,000	13,998,129
IBM Corp.
07/01/13	0.040	17,000,000	17,000,000
Nestle Capital Corp.
08/27/13	0.330	5,000,000	4,997,388
Old Line Funding LLC
07/01/13	0.050	18,000,000	18,000,000
Rabobank USA Financial Corp.
07/10/13	0.260	1,883,000	1,882,878
Thunder Bay Funding LLC
09/23/13 to 10/11/13	0.200 to 0.250	14,483,000	14,474,693
Unilever Capital Corp.
07/03/13	0.060	15,000,000	14,999,950
Wal-Mart Stores, Inc.
07/01/13	0.050	15,000,000	15,000,000

Corporate Interest-Bearing Obligations 24.5%			$93,579,705

(Cost $93,579,705)

American Honda Finance Corp. (P)(S)
11/08/13 to 06/18/14	0.293 to 0.673	4,200,000	4,202,566
ANZ International, Ltd. (S)
07/19/13	6.200	7,500,000	7,520,733
Australia & New Zealand Banking Group, Ltd. (S)
01/10/14	2.125	1,420,000	1,433,603
Australia & New Zealand Banking Group, Ltd. (P)(S)
01/10/14	1.019	2,100,000	2,108,052
BHP Billiton Finance USA, Ltd.
04/01/14	5.500	3,850,000	3,997,461
Canadian Imperial Bank of Commerce (P)
03/21/14	0.285	6,000,000	6,000,000
Caterpillar Financial Services Corp.
04/01/14	1.650	1,200,000	1,211,504

1

Money Market Fund
As of 6-30-13 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Credit Suisse New York
01/14/14 to 05/01/14	2.200 to 5.500	$7,000,000	$7,192,712
Credit Suisse New York (P)
01/14/14	1.237	2,888,000	2,902,188
General Electric Capital Corp. (P)
02/06/14 to 04/07/14	0.774 to 0.910	7,427,000	7,462,253
John Deere Capital Corp. (P)
10/04/13	0.682	4,505,000	4,510,413
JPMorgan Chase & Company (P)
09/30/13 to 01/24/14	1.026 to 1.075	13,768,000	13,808,869
National Rural Utilities Cooperative Finance Corp.
07/01/13 to 03/01/14	4.750 to 5.500	4,678,000	4,722,197
National Rural Utilities Cooperative Finance Corp. (P)
08/09/13 to 04/04/14	0.356 to 0.523	13,077,000	13,077,994
Old Line Funding LLC (S)
02/04/14	0.214	750,000	750,000
Sanofi-Aventis SA
03/28/14	1.625	1,350,000	1,363,208
U.S. Bancorp
09/13/13	1.375	3,500,000	3,506,253
Westpac Banking Corp. (P)
12/09/13	1.005	2,289,000	2,296,497
Westpac Banking Corp. (P)(S)
11/01/13 to 03/31/14	0.300 to 1.006	5,500,000	5,513,202

U.S. Government & Agency Obligations 8.0%			$30,774,225

(Cost $30,774,225)

Federal Farm Credit Bank (P)
01/21/14 to 02/19/15	0.140 to 0.340	11,505,000	11,509,657
Federal Home Loan Bank (P)
11/25/13	0.160	5,040,000	5,040,819
Federal National Mortgage Association (P)
06/23/14	0.360	14,200,000	14,223,749

Certificate of Deposit 2.1%			$8,000,000
(Cost $8,000,000)

Royal Bank of Canada (P)
06/24/14	0.303	5,000,000	5,000,000
Wells Fargo Bank N.A. (P)
03/07/14	0.243	3,000,000	3,000,000

Repurchase Agreement 2.2%			$8,426,000

(Cost $8,426,000)

Barclays Tri-Party Repurchase Agreement dated 06/28/2013
at 0.100% to be repurchased at $7,826,065 on 07/01/2013,
collateralized by $8,165,000 U.S. Treasury Notes, 0.500%
due 07/31/2017 (valued at $7,982,669, including interest)
		7,826,000	7,826,000
Repurchase Agreement with State Street Corp. dated
06/28/2013 at 0.010% to be repurchased at $600,001 on
07/01/2013, collateralized by $655,000 Federal National
Mortgage Association, 2.260% due 12/12/2022 (valued at
$614,881, including interest)
		600,000	600,000

2

Money Market Fund
As of 6-30-13 (Unaudited)

Total investments (Cost $382,519,668)† 100.0%	$382,519,668

Other assets and liabilities, net 0.0%	($101,206)

Total net assets 100.0%	$382,418,462

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $21,528,156 or 5.6% of the fund's net assets as of 6-30-13.

† At 6-30-13, the aggregate cost of investment securities for federal income tax purposes was $382,519,668.

3

Money Market Fund
As of 6-30-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Securities in the fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30,2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the portfolios.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-554-6713**

This report is for the information of the shareholders of John Hancock Money Market Fund.

44Q1 6/13
8/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	August 20, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo

Chief Financial Officer

Date:	August 20, 2013